Health Care Costs Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Health Care Costs Payable [Abstract]
Health care costs payable, beginning of the period	$ 2,630.9	$ 2,895.3	$ 2,393.2
Less: Reinsurance recoverables	1.7	1.9	2.0
Health care costs payable, beginning of the period, net	2,629.2	2,893.4	2,391.2
Acquisition of businesses	89.4	0	1.1
Add: Components of incurred health care costs [Abstract]
Current year	22,047.9	23,045.6	24,127.2
Prior years	(394.4)	(326.0)	(66.0)
Total incurred health care costs	21,653.5	22,719.6	24,061.2
Less: Claims paid [Abstract]
Current year	19,642.9	20,588.5	21,401.1
Prior years	2,057.0	2,395.3	2,159.0
Total claims paid	21,699.9	22,983.8	23,560.1
Health care costs payable, end of period - net	2,672.2	2,629.2	2,893.4
Add: Reinsurance recoverables	3.3	1.7	1.9
Health care costs payable, end of period	2,675.5	2,630.9	2,895.3
Decrease in estimate of health care costs payable	394	326	66
Development of prior-years health care cost estimate	$ 207	$ 118	$ (116)